Employee Benefit Plan	12 Months Ended
Dec. 31, 2012
Employee Benefit Plan
Employee Benefit Plan

13. Employee Benefit Plan

        Through a professional employer organization, the Company maintains a defined contribution 401(k) plan available to employees. Employee contributions are voluntary and are determined on an individual basis, limited by the maximum amounts allowable under federal tax regulations. The Company does not match any of the employee contributions.